UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:             811-21475

 NAME OF REGISTRANT:                             Tamarack Funds Trust


 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:         Suite 1000
                                                 3435 Stelzer Road
                                                 Columbus, OH 43219

 NAME AND ADDRESS OF AGENT FOR SERVICE:          BISYS Fund Services
                                                 Suite 1000
                                                 3435 Stelzer Road
                                                 Columbus, OH 43219

 REGISTRANT'S TELEPHONE NUMBER:                  612-376-7000

 DATE OF FISCAL YEAR END:                        09/30

 DATE OF REPORTING PERIOD:                       07/01/2004 - 06/30/2005

The Registrant's Form N-PX is hereby amended to include signature of the Registrant's Principal Executive Officer.



Item 1. The Registrant's proxy voting record has been previously filed and is hereby incorporated by reference to Item 1 of the Registrant's filing on Form N-PX as filed August 16, 2005 (ACCESSION NUMBER:0001271631-05-000023)


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tamarack Fund Trust
By (Signature)       /s/ Jennifer Lammers
Name                 Jennifer Lammers
Title                Principal Executive Officer
Date                 11/29/2005